Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 202,339
Prepaid ExpensesandOther Current Assets	1,500	2,609
Inventory	1,642,860	2,873,147
Accounts Receivable		102,894
Total current assets	1,846,699	2,978,650
Property and Equipment	281,055	784,080
Total Assets	2,127,754	3,762,730
Current Liabilities
Accounts Payable and Accrued Liabilities	1,442,895	688,095
Client Deposits	1,142,437	3,079,788
Bank Overdraft		15,830
Current Portion of Notes Payable	373,259	103,109
Loans from Related Parties	316,746	205,930
Current Portion of Line of Credit	22,307	21,839
Current Portion of Capital Leases	83,637	77,172
Convertible Notes Payable, Net of Discount	643,689
Judgement Payable	248,490
Derivative Liability	2,747,122
Total Current Liabilities	7,020,582	4,191,763
Long-Term Debt
Notes Payable, Less Current Portion		176,993
Capital Leases, Less Current Portion	157,346	233,244
Line of Credit, Less Current Portion	77,381	99,210
Total Long-Term Debt	234,727	509,447
Total Liabilities	7,255,309	4,701,210
Stockholders' Equity/(Deficit)
Preferred Stock, $.0001 par value, 500,000,000 million authorized 500,000,000 and 0 shares issued and outstanding at December 31, 2016 and 2015, respectively	8,500
Common Stock, $.0001 par value, 500,000,000 million authorized 114,815,781 and 8,000,000 shares issued and outstanding at December 31, 2016 and 2015, respectively	11,482	800
Additional Paid-In Capital	(5,987,593)	258,925
Retained Earnings(Deficit)	840,056	(1,198,205)
Total Stockholders' Equity/(Deficit)	(5,127,555)	(938,480)
Total Liabilities & Stockholders’ Equity/(Deficit)	$ 2,127,754	$ 3,762,730